FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:	12/31/2008

Is this a transition report?	N

Is this an amendment to a previous filing?	N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: VARIABLE ANNUITY-2 SERIES ACCOUNT
B.	File Number: 811-05961
C.	Telephone Number: 303-737-3000

2.	A.	Street: 50 MAIN STREET
B.	City: WHITE PLAINS
C.	State: NY
D.	Zip Code: 10606
E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?	N

4.	Is this the last filing on this form by Registrant?	N

5.	Is Registrant a small business investment company (SBIC)?	N
(If yes, complete only 89-110)

6.	Is Registrant a unit investment trust (UIT)?	Y
(If yes, complete only 111 through 133)

111.	A. First Great-West Life & Annuity Insurance Company

B.

C. White Plains, NY 10606

112.

113.

114.	A.	GWFS Equities, Inc.
B.	8-033854
C.	Greenwood Village, CO 80111

115.	A.	Deloitte & Touche LLP
B.	Denver, CO 80202

116.	A.	Y
B.	GREAT-WEST

117.	A.	Y
B.	Y

C.	N
D.	N
E.	N

118.	1

119.	0

120.

121.     0

122.	1

123.	$12

124.

125.	$0

126.	$0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon percentage of NAV)

in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any)

Total	Total	Income
Number of	Assets	Distributions
Series	($000's	($000's
Investing	omitted)	omitted)

A.	U.S. Treasury direct issue	_________	$ _______	$ _______

B.	U.S. Government Agency	_________	$ _______	$ _______

C.	State and municipal tax-free _________	$ _______	$ _______

D	Public utility debt	_________	$ _______	$ _______

E.	Brokers or dealers debt or debt
of brokers' or dealers' parent	_________	$ _______	$ _______

F.	All other corporate intermed.
and long-term debt	_________	$ _______	$ _______

G.	All other corporate short-term
Debt	_________	$ _______	$ _______

H.	Equity securities of brokers or
dealers or parents of brokers or
dealers	_________	$ _______	$ _______

I.	Investment company equity
Securities	_________	$ _______	$ _______

J.	All other equity securities	____1____	$ 1,462___	$ _______

K.	Other securities	_________	$ _______	$ _______

L.	Total assets of all series of
Registrant	____1____	$ 1,462___	$ _______

128. N

131.	$35

132.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:	Greenwood Village	State of: CO	Date: 02/27/2009

Name of Registrant, Depositor, or Trustee:

VARIABLE ANNUITY -2 SERIES ACCOUNT

By: /s/ W. Michael Cirelli	Witness: /s/ Sharon K. Johnson
W. Michael Cirelli	Sharon K. Johnson
Counsel	Business Support Administrator